[MASSMUTUAL LETTERHEAD APPEARS HERE]

May 14, 2008

United States Securities and Exchange Commission

Office of Insurance Products

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-0506

Re:	Massachusetts Mutual Life Insurance Company
Massachusetts Mutual Variable Life Separate Account I
Variable Universal Life III (VUL III)
Initial Registration Statement on Form N-6

Commissioners:

On behalf of Massachusetts Mutual Life Insurance Company (“MassMutual”) and Massachusetts Mutual Variable Life Separate Account I (the “Separate Account”), we are hereby electronically transmitting for filing under the Securities Act of 1933, as amended, an initial registration statement on Form N-6 for certain individual flexible premium adjustable variable universal life insurance policies (the “Policies”). The Policies will be issued through the Separate Account, which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. Financial statements, exhibits not included herein, and certain other information will be added by pre-effective amendment.

A request for selective review of this filing will be submitted under separate cover in accordance with Securities Act Release No. 6510 (Feb. 15, 1984).

Please contact me if you have any questions regarding this filing or if there is anything that I can do to facilitate the Staff’s review of this filing. I may be reached at (860) 562-2442.

Sincerely yours,

/s/ CATHERINE Z. COLLINS

Catherine Z. Collins

Assistant Vice President & Counsel

Massachusetts Mutual Life Insurance Company

Enclosure